UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

American Balanced Fund®
Investment portfolio

March 31, 2007
unaudited

Common stocks — 63.79%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 12.76%
Microsoft Corp.	40,520,000	$1,129,292
International Business Machines Corp.	10,700,000	1,008,582
Nokia Corp. (ADR)	33,300,000	763,236
Oracle Corp.[1]	32,200,000	583,786
Cisco Systems, Inc.[1]	21,605,000	551,576
Motorola, Inc.	23,430,000	414,008
Intel Corp.	20,500,000	392,165
Google Inc., Class A1	710,000	325,294
Yahoo! Inc.[1]	9,750,000	305,078
Hewlett-Packard Co.	7,500,000	301,050
QUALCOMM Inc.	6,000,000	255,960
Dell Inc.[1]	9,500,000	220,495
Analog Devices, Inc.	6,000,000	206,940
Agilent Technologies, Inc.[1]	5,000,000	168,450
EMC Corp.[1]	10,500,000	145,425
Automatic Data Processing, Inc.[1,2]	3,250,000	141,294
Applied Materials, Inc.	7,000,000	128,240
Texas Instruments Inc.	4,250,000	127,925
Nortel Networks Corp. (CAD denominated)[1]	1,835,000	44,048
Nortel Networks Corp.[1]	700,000	16,835
Maxim Integrated Products, Inc.	1,397,800	41,095
		7,270,774

FINANCIALS — 9.40%
Berkshire Hathaway Inc., Class A1	7,590	827,234
Citigroup Inc.	12,500,000	641,750
Wells Fargo & Co.	18,620,000	641,087
Fannie Mae	11,000,000	600,380
American International Group, Inc.	5,750,000	386,515
Washington Mutual, Inc.	9,500,000	383,610
Bank of America Corp.	5,500,000	280,610
Fifth Third Bancorp	7,000,000	270,830
U.S. Bancorp	5,500,000	192,335
Lincoln National Corp.	2,800,000	189,812
Freddie Mac	3,000,000	178,470
Wachovia Corp.	3,150,000	173,408
Société Générale	850,000	147,056
SunTrust Banks, Inc.	1,700,000	141,168
ING Groep NV	2,702,421	114,381
Marsh & McLennan Companies, Inc.	3,300,000	96,657
Travelers Companies, Inc.	1,750,000	90,597
		5,355,900

INDUSTRIALS — 8.87%
General Electric Co.	23,300,000	823,888
Northrop Grumman Corp.	8,735,000	648,312
Caterpillar Inc.	7,500,000	502,725
United Parcel Service, Inc., Class B	6,700,000	469,670
Deere & Co.	3,848,750	418,128
Tyco International Ltd.	11,440,000	360,932
Illinois Tool Works Inc.	5,200,000	268,320
United Technologies Corp.	3,630,000	235,950
3M Co.	2,800,000	214,004
Union Pacific Corp.	2,000,000	203,100
General Dynamics Corp.	2,410,000	184,124
Boeing Co.	2,000,000	177,820
Emerson Electric Co.	4,000,000	172,360
Lockheed Martin Corp.	1,500,000	145,530
Parker Hannifin Corp.	1,500,000	129,465
Southwest Airlines Co.	6,835,000	100,474
		5,054,802

HEALTH CARE — 7.20%
Eli Lilly and Co.	12,002,000	644,627
Abbott Laboratories	8,750,000	488,250
Medtronic, Inc.	9,500,000	466,070
Pfizer Inc	14,000,000	353,640
Johnson & Johnson	5,400,000	325,404
Merck & Co., Inc.	6,500,000	287,105
Bristol-Myers Squibb Co.	10,000,000	277,600
Roche Holding AG	1,558,422	276,362
Sanofi-Aventis	2,600,000	226,351
AstraZeneca PLC (ADR)	3,450,000	185,093
CIGNA Corp.	1,129,800	161,177
Schering-Plough Corp.	6,000,000	153,060
Aetna Inc.	3,400,000	148,886
Amgen Inc.[1]	2,000,000	111,760
		4,105,385

ENERGY — 6.39%
Chevron Corp.	12,000,000	887,520
ConocoPhillips	10,700,000	731,345
Exxon Mobil Corp.	5,800,000	437,610
Schlumberger Ltd.	6,200,000	428,420
Royal Dutch Shell PLC, Class A (ADR)	5,912,500	391,999
Occidental Petroleum Corp.	5,500,000	271,205
EnCana Corp.	3,000,000	151,991
TOTAL SA (ADR)	2,135,000	148,980
Marathon Oil Corp.	1,250,000	123,538
EOG Resources, Inc.	1,000,000	71,340
		3,643,948

CONSUMER DISCRETIONARY — 5.84%
Target Corp.	11,850,000	702,231
Lowe’s Companies, Inc.	14,200,000	447,158
Time Warner Inc.	21,800,000	429,896
Carnival Corp., units	5,350,000	250,701
Best Buy Co., Inc.	5,100,000	248,472
Home Depot, Inc.	5,500,000	202,070
Koninklijke Philips Electronics NV	4,250,000	162,492
Gannett Co., Inc.	2,800,000	157,612
CBS Corp., Class B	5,000,000	152,950
Magna International Inc., Class A	1,750,000	131,442
Carnival PLC	2,555,000	123,192
Sony Corp.	2,200,000	112,029
Toyota Motor Corp.	1,670,000	107,188
Viacom Inc., Class B1	2,500,000	102,775
		3,330,208

CONSUMER STAPLES — 5.40%
Altria Group, Inc.[1,2]	9,450,000	622,660
Altria Group, Inc.	2,100,000	184,401
Wal-Mart Stores, Inc.	16,300,000	765,285
Coca-Cola Co.	9,250,000	444,000
Walgreen Co.	5,000,000	229,450
Avon Products, Inc.	5,700,000	212,382
Anheuser-Busch Companies, Inc.	2,800,000	141,288
Unilever NV (New York registered)	4,500,000	131,490
H.J. Heinz Co.	2,750,000	129,580
PepsiCo, Inc.	1,800,000	114,408
General Mills, Inc.	1,790,000	104,214
		3,079,158

MATERIALS — 3.71%
E.I. du Pont de Nemours and Co.	8,500,000	420,155
Alcoa Inc.	11,300,000	383,070
International Paper Co.	9,500,000	345,800
Weyerhaeuser Co.	4,590,000	343,057
Dow Chemical Co.	5,300,000	243,058
Bayer AG	2,525,000	161,540
Rohm and Haas Co.	2,775,000	143,523
Alcan Inc.	1,440,648	75,202
		2,115,405

TELECOMMUNICATION SERVICES — 2.74%
AT&T Inc.	18,237,500	719,105
Sprint Nextel Corp., Series 1	18,500,000	350,760
Vodafone Group PLC	120,062,500	320,293
Verizon Communications Inc.	4,500,000	170,640
		1,560,798

UTILITIES — 0.50%
Exelon Corp.	2,500,000	171,775
Dominion Resources, Inc.	1,300,000	115,401
		287,176

MISCELLANEOUS — 0.98%
Other common stocks in initial period of acquisition		560,380

Total common stocks (cost: $29,304,801,000)		36,363,934

		Market value
Preferred stocks — 0.43%	Shares	(000)

FINANCIALS — 0.41%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[3]	34,900,000	$36,086
Wachovia Capital Trust III 5.80%[3]	30,000,000	30,384
BNP Paribas 5.186% noncumulative[3,4]	13,903,000	13,336
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[3,4]	7,000,000	7,092
BNP Paribas Capital Trust 9.003% noncumulative trust[3,4]	6,000,000	6,695
Société Générale 7.85%[3,4]	25,000,000	25,048
Banco Santander Central Hispano, SA 6.50%[1,4]	940,000	23,941
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[3,4]	14,425,000	15,187
Fannie Mae, Series O, 7.015%[3,4]	150,000	7,913
Fannie Mae, Series E, 5.10%	108,000	5,065
ING Capital Funding Trust III 8.439% noncumulative[3]	10,000,000	11,049
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[4]	370,000	10,684
Aspen Insurance Holdings Ltd. 7.401% noncumulative	395,000	10,097
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	300,000	7,905
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual[3,4]	5,000,000	7,294
CIT Group Inc., Series B, 5.189%	70,000	7,053
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	5,500,000	5,960
RBS Capital Trust I 4.709% noncumulative trust ING[3]	4,500,000	4,306
		235,095

MISCELLANEOUS — 0.02%
Other preferred stocks in initial period of acquisition		10,037

Total preferred stocks (cost: $235,529,000)		245,132

Convertible securities — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	94,700	3,387

Total convertible securities (cost: $4,735,000)		3,387

Bonds & notes — 29.02%	Principal amount (000)

MORTGAGE-BACKED OBLIGATIONS[5]— 10.18%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$52,930	56,632
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	46,107
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	15,586
Fannie Mae 4.89% 2012	30,000	29,668
Fannie Mae 4.00% 2015	27,370	26,462
Fannie Mae 5.00% 2018	22,069	21,798
Fannie Mae 5.00% 2018	4,260	4,208
Fannie Mae 5.00% 2018	2,443	2,413
Fannie Mae 5.50% 2018	22,680	22,771
Fannie Mae 11.00% 2018	592	674
Fannie Mae 5.50% 2019	4,043	4,059
Fannie Mae 4.50% 2020	43,063	41,734
Fannie Mae 5.50% 2020	55,532	55,754
Fannie Mae 11.00% 2020	220	241
Fannie Mae 6.00% 2021	12,288	12,494
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	20,000	19,512
Fannie Mae 10.50% 2022	423	468
Fannie Mae, Series 2001-4, Class NA, 11.897% 2025[3]	606	674
Fannie Mae 6.00% 2026	27,088	27,388
Fannie Mae 8.50% 2027	115	124
Fannie Mae 8.50% 2027	77	83
Fannie Mae 8.50% 2027	71	77
Fannie Mae 8.50% 2027	35	38
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,311	1,362
Fannie Mae 7.50% 2030	271	281
Fannie Mae 7.50% 2030	84	87
Fannie Mae 7.50% 2031	335	348
Fannie Mae 7.50% 2031	235	245
Fannie Mae, Series 2001-20, Class D, 11.072% 2031[3]	135	151
Fannie Mae 5.50% 2032	4,659	4,624
Fannie Mae 5.50% 2033	136,547	135,565
Fannie Mae 5.50% 2033	52,153	51,778
Fannie Mae 5.50% 2033	40,206	39,917
Fannie Mae 5.50% 2033	30,005	29,761
Fannie Mae 5.50% 2033	4,981	4,945
Fannie Mae 4.50% 2035	9,922	9,326
Fannie Mae 5.00% 2035	9,648	9,333
Fannie Mae 5.00% 2035	5,038	4,874
Fannie Mae 5.50% 2035	48,000	47,610
Fannie Mae 5.50% 2035	25,695	25,462
Fannie Mae 5.50% 2035	8,981	8,900
Fannie Mae 6.50% 2035	23,116	23,789
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	7,788	5,840
Fannie Mae 5.50% 2036	84,818	83,956
Fannie Mae 5.50% 2036	77,876	77,085
Fannie Mae 5.50% 2036	13,141	13,008
Fannie Mae 5.50% 2036	4,396	4,351
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	20,665	21,132
Fannie Mae 6.00% 2036	10,102	10,181
Fannie Mae 6.50% 2036	13,896	14,179
Fannie Mae 6.00% 2037	139,710	140,828
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	891	918
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	809	832
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,174	1,222
Freddie Mac 8.50% 2008	1	1
Freddie Mac, Series SF02, Class GC, 2.64% 2009	7,229	7,140
Freddie Mac 4.00% 2015	47,621	45,214
Freddie Mac, Series 2310, Class B, 9.888% 2015[3]	211	230
Freddie Mac 5.00% 2018	23,734	23,434
Freddie Mac 10.00% 2018	467	522
Freddie Mac 8.50% 2020	348	373
Freddie Mac 8.50% 2020	31	33
Freddie Mac 6.00% 2021	24,994	25,413
Freddie Mac 6.00% 2026	32,506	32,881
Freddie Mac 6.00% 2026	23,172	23,439
Freddie Mac 6.00% 2026	17,683	17,887
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	4,752	4,936
Freddie Mac 5.00% 2035	51,530	49,839
Freddie Mac 5.00% 2035	51,013	49,340
Freddie Mac 5.00% 2035	14,869	14,386
Freddie Mac 5.00% 2035	4,946	4,786
Freddie Mac 5.50% 2035	25,332	25,080
Freddie Mac 5.50% 2035	24,990	24,742
Freddie Mac, Series 3061, Class PN, 5.50% 2035	18,692	18,836
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	22,223	16,554
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	15,809	11,447
Freddie Mac 6.00% 2036	338,151	340,846
Freddie Mac 6.00% 2036	57,030	57,484
Freddie Mac, Series 3233, Class PA, 6.00% 2036	39,048	39,717
Freddie Mac 6.00% 2036	38,563	38,871
Freddie Mac 6.00% 2036	29,682	29,918
Freddie Mac, Series 60-D, Class FT, 6.00% 2037	29,905	30,425
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	4,411	4,324
Countrywide Alternative Loan Trust, Series 2005-20CB, Class 4-A-1, 5.25% 2020	37,295	36,855
Countrywide Alternative Loan Trust, Series 2006-J3, Class 3-A-1, 5.50% 2021	23,164	23,259
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	12,646	12,640
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	67,602	67,855
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	24,184	23,795
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	22,180	22,241
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	21,834	21,908
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	18,433	18,409
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	17,058	16,896
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.933% 2035[3]	17,976	17,921
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	28,631	28,574
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	25,713	25,965
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	13,275	13,264
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	8,984	8,978
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	16,006	16,082
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	14,627	14,607
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	6,216	6,094
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	13,033	12,775
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	3,037	3,053
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	2,912	2,924
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,891	2,923
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	3,651	3,739
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	23,875	24,097
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	10,104	10,097
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	4,417	4,429
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	28,300	29,334
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	19,320	19,537
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	40,865	42,323
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	19,298	13,912
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	17,189
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,675	21,601
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,700
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	13,200	12,981
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,950
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000	12,640
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000	4,827
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[3]	30,875	30,751
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	7,059	7,135
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	22,751	21,903
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	56,230	55,115
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	22,069	21,632
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[3]	4,109	4,026
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	38,905	38,450
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[3]	30,000	29,254
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.674% 2036[3]	70,788	71,518
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	9,168	8,987
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	18,040	17,683
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	31,426	31,222
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	40,523	40,694
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	38,803	38,722
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	67,625	67,995
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.261% 2036[3]	30,580	31,122
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	9,440	9,263
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	17,371	17,126
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,350	2,321
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[3]	63,000	63,522
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,757
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	16,591	16,208
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	15,000	14,849
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	24,499
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000	4,939
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	34,265	33,838
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000	2,910
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045	24,730	24,641
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	65,575	66,297
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	34,140	33,426
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.954% 2036[3]	65,088	65,424
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[3]	53,628	53,871
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-1, 4.061% 2041	6,385	6,303
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	32,054
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	27,000	26,758
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[3]	50,455	49,658
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-1, 4.50% 2019	84,867	81,703
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-2, 4.75% 2019	16,439	15,970
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[3]	2,124	2,093
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.107% 2034[3]	4,359	4,322
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	84,500	88,063
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 7.814% 2036[3]	4,000	4,205
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	4,097	4,122
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	65,800	64,972
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[4]	10,200	10,140
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	7,550	7,525
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[4]	10,000	9,931
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,525
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	46,921	48,823
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	10,720	10,522
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	23,175	22,900
CHL Mortgage Pass-Through Trust, Series 2003-J1, Class 3-A-1, 5.00% 2018	19,813	19,434
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.468% 2033[3]	3,772	3,743
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.695% 2033[3]	1,185	1,181
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.825% 2033[3]	13,767	13,660
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.655% 2035[3]	29,944	30,057
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.955% 2036[3]	17,196	17,364
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034[3]	44,199	43,271
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	40,259	39,574
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.968% 2033[3]	10,272	10,117
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.11% 2033[3]	3,827	3,802
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.345% 2034[3]	24,142	23,569
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.372% 2034[3]	7,720	7,610
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[3]	16,241	16,048
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3]	20,000	19,497
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,500	20,277
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	484	485
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	53,934	56,068
Structured Asset Securities Corp., Series 2004-15, Class 2-A-1, 4.75% 2019	68,472	66,519
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	6,213	6,189
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[3,4]	1,338	1,341
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	47,796	47,091
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	23,832	23,937
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	186	186
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	3,050	3,235
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	15,204	14,930
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205	13,807
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000	37,607
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	33,149	33,284
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	31,725	31,678
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	7,535	7,386
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	4,612	4,641
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[3]	5,769	5,692
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[3]	3,211	3,200
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.335% 2033[3]	2,071	2,047
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[3]	6,226	6,167
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.561% 2034[3]	12,960	12,845
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[3]	17,121	17,184
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	25,408	25,767
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	3,749	3,778
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	24,956	26,333
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,267
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	37,537
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	12,217	11,874
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	12,429	12,107
Banc of America Alternative Loan Trust, Series 2005-12, Class 5-A-1, 5.25% 2021	39,901	39,461
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	22,800	22,915
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[4]	13,000	13,106
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	15,000	15,142
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	16,250	16,379
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[4]	4,000	4,043
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	27,350	27,507
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[4]	2,000	2,012
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,062
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	36,640	36,020
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	37,201	36,467
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	9,107	8,943
Chase Mortgage Finance Trust, Series 2003-S4, Class II-A-1, 5.00% 2018	35,788	35,082
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.648% 2036[3]	34,959	35,072
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.939% 2036[3]	33,844	34,013
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[3]	12,629	12,647
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	19,525	19,515
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	31,940	31,638
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	6,146	6,395
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.574% 2034[3]	24,707	24,519
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.944% 2036[3]	29,326	29,504
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,664	9,822
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[4]	19,317	19,049
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	21,839	24,007
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034	2,675	2,699
Morgan Stanley Dean Witter Capital I Trust, Series 2000-PRIN, Class C, 7.737% 2034[3]	7,435	8,616
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	9,000	9,175
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	2,683	2,621
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	6,491	6,362
Lehman Mortgage Trust, Series 2006-2, Class 4-A1, 5.00% 2036	15,895	15,546
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,190	20,537
Citicorp Mortgage Securities, Inc., Series 2005-5, Class II-A-3, 5.00% 2020	19,858	19,465
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,750	4,000
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,883
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	1,562	1,576
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	6,850	6,897
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	9,175
Residential Asset Mortgage Products, Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	8,234	8,085
Residential Asset Mortgage Products, Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000	8,823
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,555	16,326
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	9,710	9,413
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.315% 2034[3]	6,464	6,341
Banc of America Funding Trust, Series 2004-3, Class 2-A-1, 4.75% 2019	15,253	14,818
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	14,114	13,782
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[4]	3,610	3,709
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[4]	7,750	8,237
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	11,600	11,666
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.153% 2030[3]	10,000	10,261
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.942% 2036[3]	8,597	8,649
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044	8,615	8,622
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	8,604	8,434
MASTR Asset Securitization Trust, Series 2003-9, Class 1-A-1, 5.00% 2018	8,088	7,928
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[3]	7,237	7,306
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[3]	5,818	5,783
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[4]	4,797	4,964
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	4,879	4,897
ABN AMRO Mortgage Group Corp., Series 2003-9, Class A-1, 4.50% 2018	4,309	4,148
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,917	3,876
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3,750	3,824
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[4]	3,607	3,679
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000	3,162
Government National Mortgage Assn. 9.00% 2009	477	485
Government National Mortgage Assn. 10.00% 2020	426	482
Government National Mortgage Assn. 10.00% 2021	732	832
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	1,546	1,539
		5,804,345

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 7.41%
U.S. Treasury 3.125% 2007	40,000	39,909
U.S. Treasury 3.625% 2007	77,300	77,028
U.S. Treasury 3.875% 2007	100,000	99,617
U.S. Treasury 6.625% 2007	150,000	150,282
U.S. Treasury 2.625% 2008	50,000	48,797
U.S. Treasury 3.625% 2008[6]	25,054	25,446
U.S. Treasury 4.75% 2008	20,000	20,009
U.S. Treasury 5.625% 2008	293,900	296,310
U.S. Treasury 3.875% 2009[6]	370,200	383,910
U.S. Treasury 0.875% 2010[6]	21,365	20,670
U.S. Treasury 3.50% 2011[6]	29,070	30,720
U.S. Treasury 4.50% 2011	307,250	306,771
U.S. Treasury 5.00% 2011	25,000	25,432
U.S. Treasury 3.375% 2012[6]	68,384	72,588
U.S. Treasury 10.375% 2012	8,000	8,261
U.S. Treasury 3.625% 2013	20,000	19,031
U.S. Treasury 4.25% 2013	697,625	685,849
U.S. Treasury 9.25% 2016	65,000	86,531
U.S. Treasury 8.875% 2017	160,000	213,974
U.S. Treasury 7.875% 2021	63,000	81,821
U.S. Treasury 6.25% 2023	88,500	101,623
U.S. Treasury 2.375% 2025[6]	53,682	54,130
U.S. Treasury 6.875% 2025	233,250	287,700
U.S. Treasury 5.25% 2029	83,000	86,684
Fannie Mae 5.25% 2007	111,250	111,247
Fannie Mae 6.00% 2011	83,000	86,489
Fannie Mae 5.25% 2012	145,000	146,438
Fannie Mae 6.25% 2029	166,625	187,441
Federal Home Loan Bank 5.125% 2013	90,000	90,820
Federal Home Loan Bank 5.625% 2016	163,050	167,798
US AgBank 6.11% (undated)[3,4]	10,000	10,016
Federal Agricultural Mortgage Corp. 4.25% 2008	92,500	91,507
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	68,500	68,469
Freddie Mac 4.875% 2008	24,575	24,503
Freddie Mac 4.125% 2009	5,000	4,918
Freddie Mac 5.75% 2010	€ 3,000	4,216
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[5]	$8,954	8,588
		4,225,543

FINANCIALS — 4.22%
Washington Mutual, Inc. 5.55% 2010	15,000	15,202
Washington Mutual, Inc. 5.00% 2012	4,000	3,906
Washington Mutual, Inc. 5.65% 2012[3]	17,000	16,913
Washington Mutual, Inc. 5.75% 2012[3]	20,000	20,010
Washington Mutual Bank 5.78% 2013[3]	5,000	5,006
Washington Mutual Bank 5.125% 2015	17,500	16,815
Washington Mutual, Inc. 5.25% 2017	25,000	23,811
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[3,4]	142,500	140,687
AIG SunAmerica Global Financing XII 5.30% 2007[4]	3,000	2,999
AIG SunAmerica Global Financing VII 5.85% 2008[4]	7,750	7,807
International Lease Finance Corp. 5.00% 2010	5,000	4,992
American General Finance Corp., Series J, 5.64% 2011[3]	10,000	10,026
American General Finance Corp., Series I, 4.875% 2012	10,000	9,841
International Lease Finance Corp. 5.00% 2012	10,000	9,918
International Lease Finance Corp., Series R, 5.40% 2012	7,500	7,603
International Lease Finance Corp., Series R, 5.625% 2013	10,000	10,207
American General Finance Corp., Series I, 5.85% 2013	10,000	10,309
International Lease Finance Corp. 5.875% 2013	12,100	12,513
American General Finance Corp., Series I, 5.40% 2015	7,500	7,474
ILFC E-Capital Trust II 6.25% 2065[3,4]	17,930	18,381
American International Group, Inc., Series A-1, 6.25% 2087[3]	30,200	29,492
Residential Capital Corp. 6.46% 2009[3]	20,000	19,937
Residential Capital Corp. 6.375% 2010	45,000	45,020
Residential Capital Corp. 6.50% 2013	35,250	34,958
CIT Group Inc. 3.65% 2007	12,280	12,149
CIT Group Inc. 5.50% 2007	10,000	10,008
CIT Group Inc. 4.00% 2008	4,000	3,948
CIT Group Inc. 3.375% 2009	18,000	17,424
CIT Group Inc. 6.875% 2009	11,500	11,990
CIT Group Inc. 5.64% 2011[3]	5,000	5,010
CIT Group Inc. 5.40% 2013	31,000	30,819
CIT Group Inc. 6.10% 2067[3]	5,000	4,828
J.P. Morgan Chase & Co. 4.891% 2015[3]	20,000	19,837
Bank One Corp. 4.90% 2015	12,000	11,569
JPMorgan Chase Capital XXI, Series U, 6.31% 2037[3]	10,000	10,144
JPMorgan Chase Capital XX, Series T, 6.55% 2066	28,000	27,904
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	14,865	15,543
CNA Financial Corp. 5.85% 2014	44,000	44,176
CNA Financial Corp. 6.50% 2016	16,000	16,598
CNA Financial Corp. 7.25% 2023	14,000	14,870
Liberty Mutual Group Inc. 6.70% 2016[4]	18,000	18,858
Liberty Mutual Group Inc. 6.50% 2035[4]	21,990	21,369
Liberty Mutual Group Inc. 7.50% 2036[4]	21,875	23,443
Household Finance Corp. 4.125% 2009	20,000	19,537
Household Finance Corp. 4.75% 2009	7,500	7,439
HSBC Finance Corp. 4.625% 2010	13,000	12,773
Household Finance Corp. 6.75% 2011	5,000	5,272
Household Finance Corp. 6.375% 2012	13,000	13,660
Midland Bank 5.625% Eurodollar note (undated)[3]	4,000	3,480
Fifth Third Capital Trust IV 6.50% 2067[3]	61,000	60,754
XL Capital Finance (Europe) PLC 6.50% 2012	3,015	3,160
Mangrove Bay Pass Through Trust 6.102% 2033[3,4]	57,885	57,006
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[4]	8,000	7,821
PRICOA Global Funding I 4.20% 2010[4]	11,000	10,720
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	14,036
Prudential Holdings, LLC, Series C, 8.695% 2023[4,5]	19,500	24,611
Capital One Bank 4.875% 2008	20,000	19,931
Capital One Financial Corp. 5.62% 2009[3]	15,000	15,047
Capital One Financial Corp. 6.15% 2016	20,000	20,322
Simon Property Group, LP 4.875% 2010	20,000	19,822
Simon Property Group, LP 4.875% 2010	5,500	5,464
Simon Property Group, LP 5.375% 2011	5,000	5,035
Simon Property Group, LP 5.875% 2017	22,165	22,784
ProLogis 5.50% 2012	15,000	15,165
ProLogis 5.50% 2013	11,860	11,995
ProLogis 5.625% 2015	25,000	25,244
Developers Diversified Realty Corp. 3.875% 2009	16,500	16,083
Developers Diversified Realty Corp. 4.625% 2010	23,150	22,716
Developers Diversified Realty Corp. 5.50% 2015	13,000	12,889
ACE INA Holdings Inc. 5.875% 2014	30,000	30,679
ACE Capital Trust II 9.70% 2030	13,055	17,414
PNC Funding Corp. 5.56% 2014[3]	15,000	15,038
PNC Funding Corp., Series II, 6.113% (undated)[3,4]	15,200	15,116
PNC Funding Corp., Series I, 6.517% (undated)[3,4]	15,000	15,477
Kimco Realty Corp., Series C, 4.82% 2011	15,000	14,777
Kimco Realty Corp. 6.00% 2012	2,750	2,851
Kimco Realty Corp., Series C, 4.82% 2014	13,000	12,494
Kimco Realty Corp., Series C, 5.783% 2016	14,000	14,254
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	20,000	19,491
Westfield Group 5.70% 2016[4]	23,000	23,328
UniCredito Italiano SpA 5.584% 2017[3,4]	40,000	40,578
BankAmerica Capital III, BankAmerica Corp., Series 3, 5.93% 2027[3]	22,500	21,935
MBNA Global Capital Funding, Series B, 6.16% 2027[3]	18,000	18,000
iStar Financial, Inc. 5.375% 2010	8,250	8,250
iStar Financial, Inc. 6.05% 2015	11,000	11,017
iStar Financial, Inc. 5.875% 2016	20,000	19,889
Glen Meadow Pass Through Trust 6.505% 2067[3,4]	36,750	37,255
Citigroup Inc. 4.125% 2010	20,000	19,582
Citigroup Inc. 5.125% 2011	15,000	15,035
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[3,4]	32,750	33,122
ERP Operating LP 4.75% 2009	6,730	6,653
ERP Operating LP 5.375% 2016	25,000	24,851
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]	10,000	9,867
Sumitomo Mitsui Banking Corp. 6.078% (undated)[3,4]	21,050	21,196
USA Education, Inc. 5.625% 2007	17,000	17,001
SLM Corp., Series A, 3.95% 2008	7,500	7,370
SLM Corp., Series A, 4.50% 2010	5,500	5,394
Monumental Global Funding III 5.56% 2014[3,4]	29,000	29,000
TuranAlem Finance BV 8.50% 2015	12,750	12,989
TuranAlem Finance BV 8.25% 2037[4]	15,000	15,077
HBOS PLC, Series B, 5.92% (undated)[3,4]	24,000	23,555
Bank of Scotland 7.00% (undated)[3,4]	4,225	4,261
Ambac Financial Group, Inc. 6.15% 2087	29,000	27,390
Genworth Financial, Inc. 5.505% 2007[3]	22,000	22,009
Genworth Financial, Inc. 6.15% 2066[3]	5,000	4,934
Lincoln National Corp. 7.00% 2066[3]	25,330	26,588
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	20,000	20,327
Abbey National PLC 6.70% (undated)[3]	5,790	5,880
Hospitality Properties Trust 6.75% 2013	18,345	19,336
Hospitality Properties Trust 6.30% 2016	6,500	6,752
US Bank National Assn. 4.40% 2008	25,000	24,722
Lehman Brothers Holdings Inc., Series H, 5.50% 2016	24,000	23,906
American Express Co. 4.75% 2009	15,000	14,935
American Express Co. 6.80% 2066[3]	7,500	8,001
AXA SA 6.379% (undated)[3,4]	22,600	21,763
Zions Bancorporation 6.00% 2015	21,000	21,424
American Honda Finance Corp. 5.125% 2010[4]	20,500	20,555
Assurant, Inc. 5.625% 2014	20,000	20,013
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	17,979
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[3,4]	17,506	17,843
Downey Financial Corp. 6.50% 2014	16,880	16,809
North Front Pass Through Trust 5.81% 2024[3,4]	10,000	9,898
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000	5,968
Resona Bank, Ltd. 5.85% (undated)[3,4]	15,000	14,953
Allstate Financial Global Funding LLC 4.25% 2008[4]	14,225	14,036
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[4]	14,000	13,582
Principal Life Insurance Co. 3.20% 2009	14,000	13,509
United Dominion Realty Trust, Inc. 6.50% 2009	7,375	7,598
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	5,909
New York Life Global Funding 3.875% 2009[4]	13,500	13,216
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[3]	12,975	13,109
Federal Realty Investment Trust 6.125% 2007	4,000	4,014
Federal Realty Investment Trust 4.50% 2011	8,500	8,258
ING Groep NV 5.775% (undated)[3]	10,300	10,265
Travelers Property Casualty Corp. 5.00% 2013	10,000	9,850
Merrill Lynch & Co., Inc. 6.11% 2037	10,100	9,825
Financial Security Assurance Holdings Ltd. 6.40% 2066[3,4]	10,000	9,809
First Industrial, LP 6.875% 2012	8,625	9,156
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	7,500	7,393
National Westminster Bank PLC 7.75% (undated)[3]	7,000	7,068
City National Corp. 5.125% 2013	7,000	6,918
Brandywine Operating Partnership, LP 5.75% 2012	5,250	5,333
Realogy Corp. 6.15% 2011[3,4]	5,000	5,118
Wells Fargo & Co. 4.125% 2008	5,000	4,944
Lazard Group LLC 7.125% 2015	4,380	4,625
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,4]	4,000	4,124
Bank of Nova Scotia 5.625% 2085[3]	4,000	3,392
Den Norske CreditBank 5.625% (undated)[3]	3,000	2,593
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[3]	1,600	1,376
		2,406,881

ASSET-BACKED OBLIGATIONS[5]— 1.77%
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[4]	19,397	19,285
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,792
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	18,580	18,388
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	47,500	47,441
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	8,500	8,561
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[4]	23,400	23,158
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[4]	4,500	4,473
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	8,000	7,846
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	49,500	49,315
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	49,425	48,846
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500	13,325
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	6,759	6,762
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011	11,787	11,635
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880	20,922
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	20,212
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000	9,966
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.65% 2034	34,977	35,064
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[4]	573	566
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[4]	5,537	5,462
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[4]	6,167	6,067
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[4]	18,000	18,031
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	9,000	9,039
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	9,000	8,993
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[3]	6,537	6,407
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	17,150	16,866
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,000	13,861
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[4]	36,230	35,711
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	31,050	31,118
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 5.87% 2034[3]	30,000	30,101
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	29,550	29,530
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	7,840	7,825
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	10,000	9,831
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	8,226	8,090
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.92% 2033[3]	191	191
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[3]	3,023	3,024
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	11,344	11,191
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	16,160
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	26,540	26,777
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	25,750	25,750
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	25,500	25,098
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	20,250	20,009
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[4]	20,000	19,944
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4, 4.60% 2010	20,000	19,817
American Express Credit Account Master Trust, Series 2005-5, Class A, 5.36% 2013[3]	19,500	19,515
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[3]	19,135	19,144
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	18,259	18,086
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	16,028	15,833
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.62% 2019[3,4]	15,335	15,335
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.97% 2016[3]	14,000	14,390
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250	14,165
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 5.85% 2034[3]	14,117	14,152
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[3]	13,000	13,199
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[4]	11,814	11,683
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034	10,000	10,088
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	1,208	1,189
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	7,909	7,797
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.59% 2034[3]	3,658	3,662
CWABS, Inc., Series 2004-BC1, Class M-1, 5.82% 2034[3]	4,942	4,953
Home Equity Asset Trust, Series 2004-2, Class M-1, 5.85% 2034[3]	7,984	8,006
Net Lease Funding LP, Series 2005-1, Class A-A1, MBIA insured, 4.258% 2014[4]	7,509	7,415
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 5.82% 2013[3]	7,000	7,027
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.72% 2034[3]	3,066	3,071
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.92% 2034[3]	2,687	2,695
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.02% 2010[3,4]	5,000	5,001
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[4]	4,747	4,719
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[3]	3,000	2,984
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	2,792	2,800
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	2,576	2,545
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	1,085	1,090
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[3]	662	662
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	208	207
		1,009,863

TELECOMMUNICATION SERVICES — 1.38%
SBC Communications Inc. 4.125% 2009	22,420	21,928
SBC Communications Inc. 6.25% 2011	15,000	15,585
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,328
BellSouth Corp. 4.75% 2012	43,750	42,688
AT&T Wireless Services, Inc. 8.125% 2012	45,230	50,968
SBC Communications Inc. 5.10% 2014	15,000	14,677
SBC Communications Inc. 5.625% 2016	40,000	40,196
BellSouth Capital Funding Corp. 7.875% 2030	62,395	73,227
SBC Communications Inc. 6.15% 2034	15,000	14,811
SBC Communications Inc. 6.45% 2034	40,000	40,845
BellSouth Corp. 6.55% 2034	36,855	38,013
Verizon Global Funding Corp. 7.25% 2010	30,000	32,069
Verizon Communications Inc. 5.50% 2017	54,000	53,693
Verizon Global Funding Corp. 7.75% 2030	11,450	13,310
Verizon Communications Inc. 6.25% 2037	64,500	64,101
Nextel Communications, Inc., Series E, 6.875% 2013	74,923	76,830
Nextel Communications, Inc., Series D, 7.375% 2015	73,577	76,171
Telecom Italia Capital SA 7.20% 2036	17,000	17,754
PCCW-HKT Capital Ltd. 8.00% 2011[3,4]	15,000	16,567
Telefónica Emisiones, SAU 7.045% 2036	14,000	14,999
Deutsche Telekom International Finance BV 8.25% 2030[3]	10,000	12,422
France Télécom 7.75% 2011[3]	10,000	10,904
Singapore Telecommunications Ltd. 6.375% 2011[4]	10,000	10,510
CenturyTel, Inc., Series N, 6.00% 2017	9,500	9,426
Embarq Corp. 6.738% 2013	7,500	7,753
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,700	2,923
		785,698

CONSUMER DISCRETIONARY — 1.30%
Comcast Cable Communications, Inc. 8.375% 2007	14,000	14,032
Comcast Corp. 5.66% 2009[3]	20,000	20,040
Comcast Cable Communications, Inc. 6.875% 2009	13,000	13,466
Comcast Corp. 5.45% 2010	25,000	25,240
Comcast Corp. 5.85% 2015	13,000	13,223
Comcast Corp. 6.50% 2015	5,000	5,282
TCI Communications, Inc. 8.75% 2015	2,670	3,158
Comcast Corp. 6.50% 2017	24,950	26,380
Time Warner Inc. 5.59% 2009[3]	10,000	10,023
AOL Time Warner Inc. 6.875% 2012	49,750	53,071
AOL Time Warner Inc. 7.625% 2031	39,375	44,380
Viacom Inc. 5.75% 2011	47,000	47,688
Viacom Inc. 6.875% 2036	14,500	14,662
Cox Communications, Inc. 4.625% 2010	25,000	24,678
Cox Communications, Inc. 7.75% 2010	15,000	16,224
Cox Communications, Inc. 5.45% 2014	15,500	15,335
DaimlerChrysler North America Holding Corp. 4.75% 2008	10,000	9,955
DaimlerChrysler North America Holding Corp., Series E, 5.69% 2009[3]	14,000	14,032
DaimlerChrysler North America Holding Corp. 7.75% 2011	13,160	14,256
DaimlerChrysler North America Holding Corp. 6.50% 2013	14,155	14,928
Toll Brothers, Inc. 4.95% 2014	35,000	32,146
Toll Brothers, Inc. 5.15% 2015	14,045	12,719
News America Holdings Inc. 9.25% 2013	17,500	20,783
News America Inc. 5.30% 2014	8,750	8,692
News America Inc. 6.40% 2035	15,000	14,969
Johnson Controls, Inc. 5.50% 2016	36,000	35,713
Pulte Homes, Inc. 7.875% 2011	10,000	10,737
Pulte Homes, Inc. 6.25% 2013	5,000	4,990
Pulte Homes, Inc. 5.20% 2015	10,000	9,254
Pulte Homes, Inc. 7.875% 2032	5,000	5,480
Clear Channel Communications, Inc. 4.625% 2008	15,000	14,901
Chancellor Media Corp. of Los Angeles 8.00% 2008	9,500	9,847
D.R. Horton, Inc. 5.625% 2014	4,250	4,045
D.R. Horton, Inc. 6.125% 2014	5,215	5,088
D.R. Horton, Inc. 6.50% 2016	11,844	11,603
Omnicom Group Inc. 5.90% 2016	20,000	20,499
Centex Corp. 5.25% 2015	13,500	12,339
Centex Corp. 6.50% 2016	5,545	5,461
Harrah’s Operating Co., Inc. 5.50% 2010	14,375	14,163
Harrah’s Operating Co., Inc. 6.50% 2016	3,500	3,106
Thomson Corp. 5.50% 2035	17,300	15,678
Seminole Tribe of Florida 5.798% 2013[4,5]	15,000	14,958
Hyatt Equities, LLC 6.875% 2007[4]	12,760	12,782
MDC Holdings, Inc. 5.50% 2013	5,000	4,723
MDC Holdings, Inc. 5.375% 2014	4,730	4,438
Federated Retail Holdings, Inc. 5.90% 2016	8,500	8,484
Royal Caribbean Cruises Ltd. 7.25% 2016	8,000	8,255
Viacom Inc. 5.625% 2007	5,000	5,001
Carnival Corp. 3.75% 2007	5,000	4,953
Ryland Group, Inc. 5.375% 2012	2,750	2,684
		738,544

INDUSTRIALS — 0.77%
General Electric Capital Corp., Series A, 5.00% 2007	20,000	19,985
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,322
General Electric Co. 5.00% 2013	23,000	22,854
General Electric Capital Corp., Series A, 5.63% 2018[3]	20,000	20,151
General Electric Capital Corp., Series A, 5.74% 2026[3]	40,000	39,999
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[5]	5,000	5,141
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[5]	3,085	3,183
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[5]	300	317
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	12,619	13,100
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	5,425	5,737
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	12,742	13,259
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	1,776	1,910
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	9,346	9,726
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	15,920	17,602
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,5]	31,232	32,407
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,5]	19,575	20,645
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[5]	29,550	29,864
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	20,799	21,007
John Deere Capital Corp., Series D, 4.375% 2008	7,500	7,439
John Deere Capital Corp., Series D, 3.75% 2009	12,000	11,731
John Deere Capital Corp., Series D, 4.125% 2010	10,000	9,774
John Deere Capital Corp. 5.40% 2011	14,000	14,152
Hutchison Whampoa International Ltd. 6.50% 2013[4]	31,500	33,284
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[5]	6,495	6,276
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[5]	6,560	6,744
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[5]	3,000	3,174
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[5]	15,650	17,040
Raytheon Co. 4.85% 2011	20,000	19,798
USG Corp. 6.30% 2016[4]	10,000	10,089
BNSF Funding Trust I 6.613% 2055[3]	10,000	9,320
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[5]	866	873
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[5]	2,545	2,582
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[4,5]	1,668	1,665
		439,150

UTILITIES — 0.58%
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	17,485
MidAmerican Energy Holdings Co. 6.125% 2036	34,875	34,917
Exelon Corp. 4.45% 2010	20,000	19,440
Exelon Generation Co., LLC 6.95% 2011	15,270	16,022
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-B, 5.46% 2009[3]	15,000	15,034
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	15,583
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	15,350	15,517
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	14,000	14,192
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500	9,252
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	20,115
American Electric Power Co., Inc. 4.709% 2007[3]	7,500	7,479
Appalachian Power Co., Series G, 3.60% 2008	9,000	8,832
Appalachian Power Co., Series M, 5.55% 2011	7,800	7,879
Alabama Power Co., Series FF, 5.20% 2016	24,000	23,707
Ameren Corp. 4.263% 2007	12,150	12,124
Cilcorp Inc. 8.70% 2009	3,000	3,075
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	14,974
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000	14,893
Scottish Power PLC 5.375% 2015	15,000	14,875
PSEG Power LLC 3.75% 2009	14,700	14,277
SP PowerAssets Ltd. 3.80% 2008[4]	11,500	11,273
Kern River Funding Corp. 4.893% 2018[4,5]	5,791	5,613
Constellation Energy Group, Inc. 6.125% 2009	5,000	5,098
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,5]	4,807	4,865
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,425
		329,946

ENERGY — 0.43%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	42,145
Kinder Morgan Energy Partners LP 6.50% 2037	10,000	10,005
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,5]	8,050	7,906
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,5]	22,000	21,266
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,5]	20,000	19,168
Canadian Natural Resources Ltd. 5.70% 2017	44,000	43,880
Gaz Capital SA 6.51% 2022[4]	28,995	29,503
Enterprise Products Operating LP 6.875% 2033	25,000	26,409
Sunoco, Inc. 4.875% 2014	15,000	14,319
Devon Financing Corp., ULC 6.875% 2011	10,000	10,649
Enbridge Inc. 5.60% 2017	10,000	9,981
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[4,5]	8,306	8,222
Energy Transfer Partners, LP 5.95% 2015	1,730	1,757
OXYMAR 7.50% 2016[4,5]	476	476
		245,686

HEALTH CARE — 0.33%
Cardinal Health, Inc. 5.63% 2009[3,4]	23,000	23,015
Cardinal Health, Inc. 6.75% 2011	7,750	8,156
Cardinal Health, Inc. 4.00% 2015	50,000	44,567
Cardinal Health, Inc. 5.80% 2016[4]	14,700	14,673
Cardinal Health, Inc. 5.85% 2017	15,000	15,005
Hospira, Inc. 5.83% 2010[3]	10,000	10,030
Hospira, Inc. 5.55% 2012	14,120	14,141
Hospira, Inc. 6.05% 2017	8,500	8,509
Amgen Inc. 4.00% 2009	21,000	20,490
Aetna Inc. 5.75% 2011	5,500	5,620
Aetna Inc. 7.875% 2011	10,000	10,938
Humana Inc. 6.45% 2016	14,200	14,730
		189,874

INFORMATION TECHNOLOGY — 0.26%
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	63,250	64,702
Electronic Data Systems Corp. 7.45% 2029	26,594	29,076
Cisco Systems, Inc. 5.25% 2011	29,500	29,670
Oracle Corp. 5.00% 2011	15,000	14,958
Western Union Co. 5.93% 2016	10,000	10,039
		148,445

MATERIALS — 0.19%
C8 Capital (SPV) Ltd. 6.64% (undated)[3,4]	33,900	33,611
C10 Capital (SPV) Ltd. 6.722% (undated)[3,4]	22,630	22,359
Stora Enso Oyj 7.25% 2036[4]	24,000	25,215
Alcoa Inc. 5.55% 2017	10,000	9,950
SCA Coordination Center NV 4.50% 2015[4]	6,750	6,252
Weyerhaeuser Co. 7.375% 2032	5,860	6,157
International Paper Co. 5.85% 2012	4,240	4,309
		107,853

MUNICIPALS — 0.14%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (prerefunded 2013)	22,200	24,592
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	19,257	19,326
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,055	13,968
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	9,825	10,764
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds, Series 2005-B, FGIC insured, 4.06% 2010	5,000	4,865
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,316	4,316
		77,831

CONSUMER STAPLES — 0.06%
Tyson Foods, Inc. 6.85% 2016[3]	24,000	25,016
CVS Corp. 6.036% 2028[4,5]	7,795	7,908
		32,924

Total bonds & notes (cost: $16,491,143,000)		16,542,583

Short-term securities — 6.69%

General Electric Capital Corp. 5.23% due 4/17-4/20/2007	100,000	99,745
Edison Asset Securitization LLC 5.24% due 4/18-5/22/2007[4]	98,300	97,800
Edison Asset Securitization LLC 5.23% due 5/14-5/18/2007[4,7]	74,118	73,634
General Electric Co. 5.22% due 5/1/2007	29,200	29,071
CAFCO, LLC 5.23%-5.26% due 4/17-5/17/2007[4]	198,600	197,627
CAFCO, LLC 5.23% due 5/15/2007[4,7]	36,000	35,766
Ciesco LLC 5.25% due 4/11/2007[4]	50,000	49,920
Clipper Receivables Co., LLC 5.23%-5.24% due 4/4-4/16/2007[4]	204,300	203,943
State Street Corp. 5.22% due 4/25/2007	50,000	49,822
Wal-Mart Stores Inc. 5.17%-5.21% due 4/10-6/26/2007[4]	248,700	246,869
Abbott Laboratories 5.19%-5.23% due 4/2-4/23/2007[4]	223,000	222,826
U.S. Treasury Bills 5.00%-5.068% due 4/12-4/26/2007	218,200	217,729
Federal Home Loan Bank 5.135%-5.16% due 4/20-6/8/2007	212,900	211,597
Bank of America Corp. 5.185%-5.22% due 6/26-7/30/2007	126,800	125,094
Ranger Funding Co. LLC 5.255%-5.265% due 4/5-5/7/2007[4]	80,522	80,229
Park Avenue Receivables Co., LLC 5.25%-5.26% due 5/7-5/24/2007[4]	94,800	94,233
Jupiter Securitization Co., LLC 5.22%-5.235% due 5/7-6/15/2007[4]	75,839	75,292
J.P. Morgan Chase & Co. 5.23% due 4/10/2007	35,700	35,648
Variable Funding Capital Corp. 5.22%-5.245% due 4/5-5/18/2007[4]	190,300	189,526
IBM Corp. 5.21%-5.23% due 5/17-6/28/2007[4]	145,600	144,075
IBM Capital Inc. 5.185% due 6/7/2007[4,7]	30,000	29,711
Coca-Cola Co. 5.18% due 4/2-5/10/2007[4]	110,000	109,651
Atlantic Industries 5.18% due 6/14/2007[4]	25,000	24,733
Atlantic Industries 5.19% due 6/8/2007[4,7]	21,700	21,488
Johnson & Johnson 5.18%-5.19% due 5/4-6/11/2007[4]	114,700	113,903
Johnson & Johnson 5.18% due 6/8/2007[4,7]	35,000	34,659
Procter & Gamble International Funding S.C.A. 5.23%-5.24% due 4/17-5/21/2007[4]	135,000	134,322
CIT Group, Inc. 5.22%-5.24% due 4/10-4/30/2007[4]	123,100	122,753
Fannie Mae 5.13%-5.16% due 5/2-5/9/2007	115,700	115,083
International Lease Finance Corp. 5.20%-5.23% due 4/19-6/6/2007	90,500	89,989
3M Co. 5.18%-5.20% due 4/27-6/26/2007	88,200	87,361
Caterpillar Financial Services Corp. 5.22% due 6/28/2007	50,000	49,369
Caterpillar Financial Services Corp. 5.19% due 5/24/2007[7]	25,000	24,812
Union Bank of California, N.A. 5.30% due 4/16/2007	50,000	49,998
FCAR Owner Trust I 5.25%-5.26% due 5/3-5/21/2007	50,000	49,693
Freddie Mac 5.135%-5.14% due 4/9-6/25/2007	46,100	45,790
Hershey Co. 5.20% due 4/4/2007[4]	40,000	39,977
Private Export Funding Corp. 5.21% due 4/12/2007[4]	31,000	30,949
Becton, Dickinson and Co. 5.20% due 4/9/2007	25,000	24,967
Triple-A One Funding Corp. 5.26% due 4/12/2007[4]	25,000	24,956
HSBC Finance Corp. 5.18% due 5/22/2007[7]	25,000	24,813
International Bank for Reconstruction and Development 5.14% due 4/16/2007	19,000	18,956
Estée Lauder Companies Inc. 5.22%-5.23% due 4/27-4/30/2007[4]	15,900	15,837
Illinois Tool Works Inc. 5.19% due 5/4/2007	14,900	14,827
Hewlett-Packard Co. 5.24% due 4/4/2007[4]	13,600	13,592
Kimberly-Clark Worldwide Inc. 5.20% due 4/16/2007[4]	10,900	10,875
Harley-Davidson Funding Corp. 5.21% due 5/25/2007[4,7]	10,900	10,817

Total short-term securities (cost: $3,814,095,000)		3,814,327

Total investment securities (cost: $49,850,303,000)		56,969,363
Other assets less liabilities		36,514

Net assets		$57,005,877

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 This security has been authorized but has not yet been issued.
3 Coupon rate may change periodically.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,561,326,000, which represented 8.00% of the net assets of the fund.
5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6 Index-linked bond whose principal amount moves with a government retail price index.
7 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$7,623,366
Gross unrealized depreciation on investment securities	(509,255)
Net unrealized appreciation on investment securities	7,114,111
Cost of investment securities for federal income tax purposes	49,855,252

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-911-0507-S6890

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: May 29, 2007

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: May 29, 2007